Deferred Taxes - Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	€ 48,839	€ 39,370	€ 39,286
Temporary difference creation or reversal	5,734	(15,580)	(6,844)
Change in Tax-losses carried forward	(1,294)	44,011	6,775
Change in tax rate applicable		(113)	154
Closing balance	€ 53,279	48,839	€ 39,370
Belgium [member] | 34% > 25% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable		(14,896)
USA [member] | 35% > 23% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable		€ (3,953)